Goodwill - Composition of Goodwill (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Goodwill [Abstract]
As at 1 January	₸ 17,438	₸ 34,078
Additional recognition, goodwill	422,231	0
Provisional accounting adjustment	0	(16,640)
Hyperinflation and foreign exchange impacts	7,459	0
As at 31 December	447,128	17,438
Goodwill recognized from acquisition	429,690	0
Goodwill recognized from other transactions	₸ 17,438	₸ 17,438